Loans Receivable from Franchisees, Net	12 Months Ended
Oct. 31, 2025
Loans Receivable from Franchisees, Net [Abstract]
LOANS RECEIVABLE FROM FRANCHISEES, NET

NOTE 6 — LOANS RECEIVABLE FROM FRANCHISEES, NET

Loans receivables from franchisees consist of non-interest-bearing advances provided by the Company to its franchisees to purchase inventory, equipment; or for use as working capital. The maturity date of the loan is 180 days from the date of disbursement of funds.

Loan receivables from franchisees, net comprised of the following:

	October 31, 2025	October 31, 2024
Loan receivables from franchisees	1,254,057	801,512
Allowance for expected credit losses	(232,876)	(55,520)
Loan receivables from franchisees, net	1,021,181	745,992

The following is a summary of the activity in the allowance for expected credit losses:

	October 31, 2025	October 31, 2024
Balance at beginning of year	55,520	62,602
Provision	183,501	—
Reversal	—	(8,580)
Written-off	(8,571)	—
Effect of translation adjustment	2,426	1,498
Balance at end of year	232,876	55,520

The following is a summary of the movement of the loan:

	October 31, 2025	October 31, 2024
Balance at beginning of year	801,512	362,917
Loans lend to franchisees	1,103,211	1,236,518
Repayment from franchisees	(656,937)	(810,660)
Effect of translation adjustment	6,271	12,737
Balance at end of year	1,254,057	801,512

The amount of loans that are past due as of October 31, 2025 and 2024 were $947,042 and $55,495, respectively.

Loans receivable from franchisees, net comprised of the following:

	October 31, 2025	October 31, 2024
Gao Wenjing	52,691	52,685
Wang Shimei	52,691	—
Zeng Yongjian	46,369	46,361
Song Mingfang	52,691	—
Wang Zhiya	52,691	52,685
Yu Yang	108,896	52,685
Wang Limin	—	52,685
Wang Xuefeng	182,664	182,641
Zheng Yanhai	9,133	9,132
Chen Yu	9,133	9,132
Zhang Ying	9,133	9,132
Wang Hongli	9,133	9,132
Ge Xiaoqing	—	9,132
Zhu Hongjun	—	52,685
Liu Jie	—	52,685
Zhou Qianqian	—	52,685
Meng Hao	52,691	52,685
Liu Zonghui	—	52,685
Wu Yinghan	182,664	—
Liu Yuping	182,664	—
Xiao Yang	18,266	—
Shen Yue	9,133	—
Zhao Zhe	9,134	—
Shen Huaimei	108,896	—
Tang Sumei	52,692	—
Li Ruonan	52,692	52,685
	1,254,057	801,512
Less: Allowance for expected credit loss	(232,876)	(55,520)
Loan receivables from franchisees, net	1,021,181	745,992